Key Management Personnel (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Remuneration of the Company's Board of Directors and ELT
Remuneration of the Company’s Board of Directors and ELT for the respective periods are as follows:

Year ended,	March 31, 2024	March 31, 2023

Salaries and benefits	$5.7	$12.3

Director fees	2.5	1.5

Share-based compensation (Note 34)	5.4	4.4

	$13.6	$18.2